THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the “Fund”)

CRA Shares
Supplement dated May 1, 2008
to the Prospectus dated October 1, 2007

       1.  Effective May 1, 2008, the section entitled “FEES AND EXPENSES” on page 5 of the Prospectus for CRA Shares of the Fund is amended and restated in its entirety to read as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold CRA Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.30%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses[2]	0.40%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4,5]	0.96%

1If you hold your CRA Shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the National Association of Securities Dealers, Inc.
2“Other Expenses” include without limitation custody, accounting, transfer agency, administration and special administrative services fees.
3“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.
4Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.
5The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2008 so that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) will be no more than 1.00% of the Fund’s average daily net assets attributable to CRA Shares. The Advisor may not recoup waived fees and reimbursed expenses.

Example: This example is intended to help you compare the costs of investing in CRA Shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in CRA Shares of the Fund for the time periods indicated and then redeem all your CRA Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

* * * * *

2.  Effective May 1, 2008, the ninth paragraph under the heading “Investment Advisor” on page 19 of the Prospectus for CRA Shares of the Fund is deleted and replaced with the following:

“The Advisor also provides certain CRA-related administrative services to financial institution holders of CRA Shares pursuant to a Special Administrative Services Agreement with the Fund. In consideration for such services and the assumption of related expenses, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions.”

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the “Fund”)

Institutional Shares
Supplement dated May 1, 2008
to the Prospectus dated October 1, 2007

Effective May 1, 2008, the section entitled “FEES AND EXPENSES” on page 5 of the Prospectus for Institutional Shares of the Fund is amended and restated in its entirety to read as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Institutional Shares
Management Fees	0.30%
Other Expenses[1]	0.20%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3,4]	0.51%

1“Other Expenses” include without limitation custody, accounting, transfer agency and administration fees.
2“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.
3 Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.
4 The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2008 so that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) will not exceed 1.00% of the Fund’s average daily net assets attributable to Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

Example: This example is intended to help you compare the costs of investing in Institutional Shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the “Fund”)

Retail Shares
Supplement dated May 1, 2008
to the Prospectus dated October 1, 2007

Effective May 1, 2008, the section entitled “FEES AND EXPENSES” on page 5 of the Prospectus for Retail Shares of the Fund is amended and restated in its entirety to read as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold Retail Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Retail Shares
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Retail Shares
Management Fees	0.30%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses[2]	0.30%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4,5]	0.86%

1 If you hold your Retail Shares for a substantial period of time, distribution fees may total more than the economic equivalent of the maximum front-end sales charge currently allowed by the Conduct Rules of the National Association of Securities Dealers, Inc.
2“Other Expenses” include without limitation custody, accounting, transfer agency, shareholder servicing and administration fees. The Fund may pay shareholder servicing fees up to a maximum of 0.50% of the Fund’s average daily net assets attributable to Retail Shares (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.10% through May 31, 2008.
3“Acquired Fund” means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.
4 Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.
5 The Advisor has contractually agreed to waive fees and reimburse expenses until May 31, 2008 so that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) will not exceed 1.00% of the Fund’s average daily net assets attributable to Retail Shares. The Advisor may not recoup waived fees and reimbursed expenses.

Example: This example is intended to help you compare the costs of investing in Retail Shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Shares of the Fund for the time periods indicated and then redeem all your Retail Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the “Fund”)

Supplement dated May 1, 2008 to the
Statement of Additional Information dated October 1, 2007

1.  Effective May 1, 2008, the first sentence of the fifth paragraph under the heading “Investment Advisor” on page 10 of the Fund’s Statement of Additional Information is deleted and replaced with the following:

“For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.30% of the Fund’s average daily net assets.”

* * * * *

2.  Effective May 1, 2008, the third sentence of the ninth paragraph under the heading “Investment Advisor” on page 11 of the Fund’s Statement of Additional Information is deleted and replaced with the following:

“In consideration for the services provided and expenses assumed pursuant to the Special Administrative Services Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average net asset value of the CRA Shares attributable to financial institution holders of CRA Shares.”

* * * * *

3.  Effective May 1, 2008, the third sentence of the first paragraph under the heading “Performance Information” on page 18 of the Fund’s Statement of Additional Information is deleted and replaced with the following:

“You should be aware that CRA Shares have a 0.25% 12b-1 fee and a 0.20% special administrative services fee and Retail Shares have a 0.25% 12b-1 fee and a 0.10% shareholder services fee, while Institutional Shares have no 12b-1 fee, special administrative services fee or shareholder services fee.”